Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of Income Taxes [Abstract]
Income from operations	$ 6,178	$ 6,205	$ 5,401
Stock option exercise included in stockholders' equity	0	(232)	0
Change in stockholders' equity for unrealized gain (loss) on securities available for sale	180	(483)	502
Change in stockholders' equity for unrealized gain (loss) on fair value of interest rate swap	(1,341)	180	170
Total allocated income tax	$ 5,017	$ 5,670	$ 6,073